Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Derivative Commitments (Details)	Dec. 31, 2024
Expected loan close rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative commitments measurement inputs	0.25
Expected loan close rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative commitments measurement inputs	1
Expected loan close rate | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative commitments measurement inputs	0.83
Inherent MSR value (basis points per loan) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative commitments measurement inputs	0.0063
Inherent MSR value (basis points per loan) | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative commitments measurement inputs	0.0196
Inherent MSR value (basis points per loan) | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative commitments measurement inputs	0.0116